Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	CAP to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return TSR(4)	Net Income (loss) ($ in millions)(5)	Sales ($ in millions)(6)
2025	$6,858,503	$2,919,024	$1,970,448	$1,579,586	$22.97	$99.39	$(204.7)	$1,014.7
2024	$8,526,238	$6,793,928	$1,945,074	$1,752,852	$60.43	$105.42	$(96.0)	$940.2
2023	$4,651,603	$1,510,100	$1,497,536	$1,086,227	$49.62	$106.34	$(222.6)	$747.7
2022	$6,378,515	$(8,343,937)	$1,746,125	$(3,175,063)	$75.41	$99.81	$(94.6)	$801.2
2021	$5,739,882	$16,412,581	$1,616,639	$5,058,736	$252.51	$125.43	$15.6	$702.8

Company Selected Measure Name	Sales
Named Executive Officers, Footnote	John F. Sheridan, our Chief Executive Officer, was our Principal Executive Officer (PEO) for each year reported.
2)The non-PEO NEOs, for each year reported were as follows:
• 2025: Elizabeth A. Gasser, Shannon Hansen, Mark D. Novara and Leigh A. Vosseller
• 2024: Elizabeth A. Gasser, Jean-Claude Kyrillos, Susan M. Morrison, Mark D. Novara and Leigh A. Vosseller
• 2023: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison, Mark D. Novara and Leigh A. Vosseller
• 2022: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller
• 2021: David B. Berger, Elizabeth A. Gasser, Brian B. Hansen, Susan M. Morrison and Leigh A. Vosseller

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of our Common Stock and the NASDAQ Health Care Index (IXHC) at the end of each fiscal year. TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020.
PEO Total Compensation Amount	$ 6,858,503	$ 8,526,238	$ 4,651,603	$ 6,378,515	$ 5,739,882
PEO Actually Paid Compensation Amount	$ 2,919,024	6,793,928	1,510,100	(8,343,937)	16,412,581
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine CAP as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the CAP for the PEO and the average for non-PEO NEOs in 2025:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Stock Awards Granted in Year	Add: Year-End Fair Value of Unvested Equity Awards Granted in Year*	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	CAP
2025	PEO	$6,858,503	$(5,367,796)	$5,240,252	$(2,611,510)	$(1,200,425)	$2,919,024
	Non-PEO NEOs	$1,970,448	$(1,226,792)	$1,197,646	$(166,600)	$(195,116)	$1,579,586
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,970,448	1,945,074	1,497,536	1,746,125	1,616,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,579,586	1,752,852	1,086,227	(3,175,063)	5,058,736
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine CAP as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the adjustments that were made to determine the CAP for the PEO and the average for non-PEO NEOs in 2025:

Year	Executive(s)	Summary Compensation Table Total	Deduct: Stock Awards Granted in Year	Add: Year-End Fair Value of Unvested Equity Awards Granted in Year*	Add: Change in Year-End Fair Value of Unvested Equity Awards Granted in Prior Years	Add: Change in Year-End Fair Value of Equity Awards Granted in Prior Years Which Vested in Year	CAP
2025	PEO	$6,858,503	$(5,367,796)	$5,240,252	$(2,611,510)	$(1,200,425)	$2,919,024
	Non-PEO NEOs	$1,970,448	$(1,226,792)	$1,197,646	$(166,600)	$(195,116)	$1,579,586
*The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	The chart below shows how PEO and non-PEO NEO CAP fluctuated year-over-year, primarily due to the result of our varying levels of achievement against pre-established performance goals under our short-term cash incentive plan (STIP).
*Annual sales for 2024, 2023 and 2022 include the effect of net sales recognized (deferred) of $30.2 million, ($25.1) million and ($3.5) million, respectively. This related to the accounting treatment associated with our Tandem Choice Program offering, which began in September 2022 and ended December 31, 2024, to provide a pathway to eligible t:slim X2 customers to ownership of our newest hardware platform, Tandem Mobi, for a fee when available. There was no comparative adjustment to pump sales in 2025.

Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures Used to Link CAP to Company Performance:

Sales
Gross Margin
Adjusted EBITDA Margin*
New Product Launch Timing
Customer Satisfaction

Total Shareholder Return Amount	$ 22.97	60.43	49.62	75.41	252.51
Peer Group Total Shareholder Return Amount	99.39	105.42	106.34	99.81	125.43
Net Income (Loss)	$ (204,700,000)	$ (96,000,000.0)	$ (222,600,000)	$ (94,600,000)	$ 15,600,000
Company Selected Measure Amount	1,014,700,000	940,200,000	747,700,000	801,200,000	702,800,000
PEO Name	John F. Sheridan
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
6)As required by Item 402(v) of Regulation S-K, we have determined that Sales is the Company-Selected Measure.

Measure:: 1
Pay vs Performance Disclosure
Name	Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin*
Non-GAAP Measure Description	EBITDA, Adjusted EBITDA, and Adjusted EBITDA Margin are non-GAAP financial measures. GAAP refers to accounting principles generally accepted in the United States of America. EBITDA is defined as net income (loss) excluding income taxes, interest and other non-operating items and depreciation and amortization. Adjusted EBITDA further adjusts to exclude non-cash stock-based compensation expense, acquired in-process research and development, adjustments for the Tandem Choice program and other one time or non-recurring items. In particular, from the launch of Tandem Choice Program in September 2022 through the end in February 2024, the Company deferred a portion of sales for each eligible t:slim X2 pump shipped in the United States. When a customer elected to participate in Tandem Choice, the Company recognized the existing deferral, incremental fees received and the associated costs of providing the new insulin pump at the time of fulfillment. The timing of recognition was based on either (a) an affirmative election to participate in Tandem Choice or (b) expiration of the right to participate at program expiration, provided all obligations under the Tandem Choice program were satisfied. Adjusted EBITDA Margin is calculated as Adjusted EBITDA divided by non-GAAP sales (GAAP sales excluding adjustments for Tandem Choice program).
Measure:: 4
Pay vs Performance Disclosure
Name	New Product Launch Timing
Measure:: 5
Pay vs Performance Disclosure
Name	Customer Satisfaction
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,367,796)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,240,252
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,611,510)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200,425)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,226,792)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,197,646
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,600)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (195,116)